ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

16. ORDINARY SHARES

The Company’s Amended and Restated Certificate of Formation authorizes the Company to issue 405,462,685 ordinary shares with a par value of US$0.0001 per share approximately.

In February 2018, the Group completed its IPO upon which the Group’s ordinary shares were divided into class A ordinary shares and class B ordinary shares. Holders of class A ordinary shares are entitled to one vote per share, while holders of class B ordinary shares are entitled to ten votes per share. The 41,600,000 shares issued through the IPO were classified as Class A ordinary shares and the ordinary shares before the IPO were converted to class B ordinary shares. All of the Group’s preferred shares were automatically converted into 94,537,315 Class B ordinary shares, in which 13,359,788 Class B ordinary shares were re-designated to Class A ordinary shares on a one-for-one basis.

Immediately prior to the completion of its IPO, the Group granted 12,064,825 Class B ordinary shares to its preferred shareholders in consideration of their waivers of the conditions of a qualified initial public offering as provided in the shareholders agreement between the  Group and its preferred shareholders. The Group recorded the issuance at fair value and treated it as a deemed dividend to its preferred shareholders. The Group initially recorded the deemed dividend against retained earnings to reduce it to zero with the remaining amounts charged against additional paid-in capital. Additionally, the deemed dividend reduced the Group’s income available to ordinary shareholders. As of December 31, 2018, there were 57,303,093 Class A ordinary shares and 184,376,679 Class B ordinary shares issued and outstanding.

16. ORDINARY SHARES - CONTINUED

In April 2019, the Group completed its secondary offering upon which 3,174,600 class A ordinary shares were issued and 28,316,400 Class B ordinary shares were converted into Class A ordinary shares. As of December 31, 2019, there were 91,459,708 Class A and 156,060,279 Class B ordinary shares issued and outstanding.